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abrdn Global Absolute Return Strategies Fund
abrdn Global Absolute Return Strategies Fund

abrdn Funds
(the "Trust")

abrdn Global Absolute Return Strategies Fund
(the "Fund")

Supplement dated June 16, 2023 to the Fund's Summary Prospectus and Statutory Prospectus (collectively, the "Prospectuses"), each dated February 28, 2023, as supplemented

On June 13, 2023, the Board of Trustees (the "Board") of the Trust considered and approved (i) a change to the Fund's name, (ii) a change to the Fund's investment objective, (iii) modifications to the Fund's principal investment strategies, (iv) a change to the Fund's benchmark, (v) a reduction in the contractual management fee, (vi) revisions to the expense limitation agreement of the Fund, and (vii) a change to the portfolio managers of the Fund, as set forth below, to take effect as of the date of effectiveness of an amendment to the Trust's registration statement, which is anticipated to be on or about August 16, 2023 (the "Effective Date").

Additionally, starting on the Effective Date, in connection with the changes to the principal investment strategies, the Fund's portfolio management team expects the Fund's portfolio will need to be repositioned and indirect trading costs are expected to be incurred in connection with the repositioning. An amended and restated Statutory Prospectus will be available for the Fund following the Effective Date.

As of the Effective Date, the Prospectuses are hereby revised as follows:

Name Change of the Fund

All references to "abrdn Global Absolute Return Strategies Fund" or "abrdn GARS® Fund" in the Prospectuses will be changed to "abrdn Infrastructure Debt Fund."

Investment Objective Change of the Fund

The following will replace the paragraph under the section titled "Objective" in the Summary Prospectus and the section titled "Summary — abrdn Global Absolute Return Strategies Fund — Objective" in the Statutory Prospectus:

The abrdn Infrastructure Debt Fund (the "Infrastructure Debt Fund" or the "Fund") seeks a high level of current income with a secondary objective of capital appreciation.
Fees and Expenses of the Fund

The Fund's Fees and Expenses Table and Expense Example are hereby revised to reflect the new management fee and revised expense limitation agreement. The respective tables in the "Fees and Expenses of the Fund" and the "Example" sections in the Prospectuses will be replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - abrdn Global Absolute Return Strategies Fund - USD ($)		Class A		Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		3.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	none	none
Small Account Fee	[2]	$ 20		$ 20	$ 20
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - abrdn Global Absolute Return Strategies Fund		Class A	Institutional Class	Institutional Service Class
Management Fees	[1]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses	[2]	0.78%	0.77%	0.75%
Total Annual Fund Operating Expenses	[3]	1.53%	1.27%	1.25%
Less: Amount of Fee Limitations/Expense Reimbursements	[4]	0.49%	0.49%	0.60%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[3]	1.04%	0.78%	0.65%
[1]	Management Fees have been restated to reflect current fees.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements do not correlate to the Fund's Ratio of Expenses (Prior to Reimbursements) to Average Net Assets and Ratio of Expenses to Average Net Assets, respectively, included in the Fund's Financial Highlights in the Fund's prospectus, as those ratios do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[4]	abrdn Funds (the "Trust") and abrdn Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.65% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2025 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares and Institutional Service Class shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Expense Example - abrdn Global Absolute Return Strategies Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	403	696	1,039	2,006
Institutional Service Class	80	355	651	1,494
Institutional Class	66	303	596	1,428

Principal Strategies Changes

The following will replace the paragraphs under the section titled "Principal Strategies" in the Summary Prospectus beginning on page 2 and the section titled "Summary — abrdn Global Absolute Return Strategies Fund — Principal Strategies" in the Statutory Prospectus beginning on page 42:

Under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in U.S. and non-U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. Infrastructure-related securities include securities issued to finance any assets or projects that support the operation, function, growth or development of a community or economy. Examples of these assets or projects include, but are not limited to, transportation assets (e.g., roads and bridges), utility assets (e.g., electric, gas and water distribution facilities and networks) and social assets (e.g., hospitals and schools). The Fund may also invest in securities of issuers that (i) directly invest in infrastructure-related companies; (ii) operate or utilize infrastructure-related assets (e.g., airlines, automakers and technology companies); or (iii) have indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets on non-infrastructure-related securities.

For purposes of the Fund's 80% policy, debt securities include fixed income securities of any type; however, the Fund intends to invest primarily in taxable and, to a lesser extent non-taxable, municipal debt and corporate debt, with municipal debt comprising no less than 50% of its assets, and typically approximately 60% of its assets.

Generally, the Fund intends to invest in bonds issued by both domestic and foreign issuers, including foreign issuers from emerging market countries. While the Fund's investments will generally be denominated in U.S. dollars, the Fund may also invest in non-dollar denominated instruments.

The Fund may also invest in securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any maturity or duration.

Under normal market conditions, the Fund will maintain a weighted average credit rating of "BBB-" or above by Standard & Poor's Rating Service ("S&P"), or "Baa3" or above by Moody's Investors Service, Inc. ("Moody's"), or a comparable rating by another nationally recognized statistical rating organization. Although the Fund typically invests in investment grade debt, the Fund may also invest in high income producing instruments, rated at the time of purchase below "BBB-" by S&P, or below "Baa3" by Moody's, or below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. Split rate bonds will be considered to have the higher credit rating.

The Fund's investments may include bonds that are labeled as social, sustainability or green.

In selecting investments for the Fund, the Adviser examines the material risks of an investment across a spectrum of considerations including financial metrics, regional and national conditions and industry specific factors. The Adviser will also consider the most material potential ESG (Environmental, Social and Governance) risks and opportunities impacting issuers, where relevant. The materiality of ESG factors to the investment process varies across issuers and instrument types.

In selecting the Fund's municipal debt securities, the Adviser generally looks for a wide range of U.S. issuers and securities that provide high current income, including unrated bonds and securities of smaller issuers that offer high current income and might be overlooked by other investors and funds. The Adviser also focuses on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities. The Adviser may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but is not required to do so.

In selecting the Fund's corporate debt securities, the Adviser seeks to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations.

The Fund may use derivatives under certain market conditions to manage duration and to hedge currency exposure. The Fund expects that derivative instruments will include the purchase and sale of U.S. treasury futures contracts and forward foreign exchange contracts.

All distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be includible in taxable income for purposes of the federal alternative minimum tax. The Fund does not seek to provide income exempt from federal income tax.

Principal Risks Changes The following will replace the second paragraph in the section titled "Principal Risks" in the Summary Prospectus beginning on page 3 and the section titled "Summary — abrdn Global Absolute Return Strategies Fund — Principal Risks" in the Prospectus beginning on page 43: